CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
NET SALES	R$ 11,519,655	R$ 9,844,439	R$ 21,262,490	R$ 18,733,605
Cost of sales	(6,122,925)	(4,777,655)	(11,555,765)	(9,622,689)
GROSS PROFIT	5,396,730	5,066,784	9,706,725	9,110,916
OPERATING INCOME (EXPENSES)
Selling	(625,567)	(496,934)	(1,197,708)	(1,078,700)
General and administrative	(364,768)	(353,004)	(701,232)	(735,558)
Income (expense) from associates and joint ventures	19,049	80,098	9,307	90,364
Other, net	161,993	909,543	159,426	1,426,396
OPERATING PROFIT BEFORE NET FINANCIAL INCOME (EXPENSES)	4,587,437	5,206,487	7,976,518	8,813,418
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(1,133,402)	(932,159)	(2,183,523)	(1,923,092)
Financial income	194,283	46,263	352,567	70,490
Derivative financial instruments	(1,575,557)	3,732,823	4,620,886	1,238,873
Monetary and exchange variations, net	(4,459,984)	6,895,657	3,170,689	1,689,192
NET INCOME (LOSS) BEFORE TAXES	(2,387,223)	14,949,071	13,937,137	9,888,881
Income and social contribution taxes
Current	(63,703)	(91,514)	(122,637)	(155,663)
Deferred	2,632,715	(4,820,858)	(3,326,601)	(2,451,778)
NET INCOME (LOSS) FOR THE PERIOD	181,789	10,036,699	10,487,899	7,281,440
Attributable to
Controlling shareholders'	175,625	10,035,111	10,480,342	7,277,867
Non-controlling interest	R$ 6,164	R$ 1,588	R$ 7,557	R$ 3,573
Earnings (loss) per share
Basic	R$ 0.13057	R$ 7.43770	R$ 7.77949	R$ 5.39412
Diluted	R$ 0.13054	R$ 7.43640	R$ 7.77825	R$ 5.39318